Cover	Jun. 22, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 22, 2021
Entity File Number	1-14756
Entity Registrant Name	Ameren Corporation
Entity Central Index Key	0001002910
Entity Tax Identification Number	43-1723446
Entity Incorporation, State or Country Code	MO
Entity Address, Address Line One	1901 Chouteau Avenue
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63103
City Area Code	314
Local Phone Number	621-3222
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	AEE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Union Electric Company [Member]
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 22, 2021
Entity File Number	1-2967
Entity Registrant Name	Union Electric Company
Entity Central Index Key	0000100826
Entity Tax Identification Number	43-0559760
Entity Incorporation, State or Country Code	MO
Entity Address, Address Line One	1901 Chouteau Avenue
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63103
City Area Code	314
Local Phone Number	621-3222
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false